NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
NOTES RECEIVABLE [Abstract]
Schedule of Notes Receivable
Bank acceptance notes:	December 31,
	2013	2012

Due May 21, 2014	$161,439	$-
Due May 11, 2014	80,719	-
Due May 11, 2014	80,719	-
Due March 12, 2014, subsequently settled on due date	1,452,948	-
Due March 9, 2014, subsequently settled on due date	322,878	-
Due March 9, 2014, subsequently settled on due date	322,878	-
Due January 7, 2013, subsequently settled on due date	-	394,079
Total	$2,421,581	$394,079